Derivative financial instruments - Assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges
Non-current assets	$ 498	$ 182
Current assets	90	54
Current liabilities	(81)	(50)
Non-current liabilities		(115)
Total	507	71
Increase (decrease) in derivatives through reclassifications	$ 0
Maximum
Disclosure of detailed information about hedges
Typical maturity period of forward exchange contracts for existing transactions	1 month
Other derivatives
Disclosure of detailed information about hedges
Current assets	$ 80	49
Current liabilities	(79)	(49)
Total	1
Net investment hedge | Cross-currency swaps
Disclosure of detailed information about hedges
Non-current assets	171	148
Current assets	2
Total	173	148
Cash flow hedge | Cross-currency swaps
Disclosure of detailed information about hedges
Non-current assets	203	34
Non-current liabilities		(71)
Total	203	(37)
Cash flow hedge | Forward contract
Disclosure of detailed information about hedges
Current assets	8	5
Current liabilities	(2)	(1)
Total	6	4
Fair value hedge | Cross-currency swaps
Disclosure of detailed information about hedges
Non-current assets	124
Non-current liabilities		(44)
Total	$ 124	$ (44)